Pensions and Other Post-Employment Benefit Plans - Schedule of Pension Obligations Recognized in Consolidated Statement of Financial Position (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [abstract]
Current liabilities	₽ (772)	₽ (849)
Non-current liabilities	(3,819)	(3,512)
Total net pension obligations	₽ (4,591)	₽ (4,361)	₽ (4,445)	₽ (4,866)